Risk management - Spain Real Estate Business Segment Information (Details) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Memorandum items: Data from the public consolidated balance sheet
Total assets	€ 1,433,833	€ 1,443,069	€ 1,444,305
Impairment losses
Memorandum items: Data from the public consolidated balance sheet
Financial assets	(24,949)
Spain
Memorandum items: Data from the public consolidated balance sheet
Total assets	1,433,833
Spain | Impairment losses
Memorandum items: Data from the public consolidated balance sheet
Financial assets	(1,628)
Spain | Customers excluding the public sector
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 247,796